UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TPG Group Holdings (SBS) Advisors, Inc.
Address:     c/o TPG Global, LLC
             301 Commerce Street, Suite 3300
             Fort Worth, TX 76102

Form  13F  File  Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald Cami
Title:     General Counsel
Phone:     (817) 871-4000

   Signature, Place, and Date of Signing:

   /s/ Ronald Cami              Fort Worth, Texas       May 14, 2013
---------------------------

*TPG Group Holdings (SBS) Advisors, Inc. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     14
Form 13F Information Table Value Total:     $7,814,744
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



Name of                             Title of        CUSIP      Value      Shares /    Sh/  Put/  Investment   Other
Issuer                               Class         Number     (x$1000)     Prn Amt    Prn  Call  Discretion  Managers
Agria Corp.                     Sponsored ADR     00850H103      4,758     4,325,000  Sh         Defined*
Amyris Inc.                     Com               03236M101     12,254     3,978,660  Sh         Defined*
Armstrong World Inds. Inc. New  Com               04247X102    342,488     6,127,890  Sh         Defined*
Biocryst Pharmaceuticals        Com               09058V103      1,383     1,162,269  Sh         Defined*
Everbank Finl Corp              Com               29977G102    134,551     8,737,103  Sh         Defined*
Freescale Semiconductor Ltd     Shs               G3727Q101  2,920,478   196,136,895  Sh         Other*
Genomic Health Inc.             Com               37244C101     39,883     1,410,273  Sh         Defined*
Graphic  Packaging  Hldg.  Co.  Com               388689101    573,611    76,583,599  Sh         Defined*
LPL Finl Hldgs Inc.             Com               50212V100    869,196    26,960,185  Sh         Defined*
Northern Tier Energy L.P.       Com Un Repr Part  665826103  1,821,583    60,922,500  Sh         Defined*
Norwegian Cruise Line Hldgs     Shs               G66721104    655,779    22,117,334  Sh         Defined*
Parkway Pptys Inc.              Com               70159Q104    438,196    23,622,400  Sh         Defined*
Active Network Inc.             Com               00506D100        242        57,695  Sh         Defined*
Xerium Technologies Inc.        Com New           98416J118        342        62,900  Sh         Defined*

Name of                         Voting Authority
Issuer                                Sole          Shared     None
Agria Corp.                            4,325,000            0     0
Amyris Inc.                            3,978,660            0     0
Armstrong World Inds. Inc. New         6,127,890            0     0
Biocryst Pharmaceuticals               1,162,269            0     0
Everbank Finl Corp                     8,737,103            0     0
Freescale Semiconductor Ltd                    0  196,136,895     0
Genomic Health Inc.                    1,410,273            0     0
Graphic  Packaging  Hldg.  Co.        76,583,599            0     0
LPL Finl Hldgs Inc.                   26,960,185            0     0
Northern Tier Energy L.P.             60,922,500            0     0
Norwegian Cruise Line Hldgs           22,117,334            0     0
Parkway Pptys Inc.                    23,622,400            0     0
Active Network Inc.                       57,695            0     0
Xerium Technologies Inc.                  62,900            0     0